SUPPLEMENT DATED JANUARY 28, 2010

TO PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the Delaware VIP Growth Opportunities Series that is available under your Policy.

On January 19, 2010, the Board of Trustees of Delaware VIP Trust approved changes to the investment strategies and policies of Delaware VIP Growth Opportunities Series to reposition the Series as a focus smid-cap growth fund. In connection with these changes, the Series will change its name to Delaware VIP Smid Cap Growth Series on or about March 19, 2010.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Protector, Protector II, Accumulator, Accumulator II, Survivorship II (Delaware VIP) 2010